Forward Purchase Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2023	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Forward Purchase Agreements [Line Items]
Proceeds from sale of recycled shares				$ 1,870
Loss from remeasurement of the liability				2,300
Gain on settlement of forward purchase agreements	$ 1,000
Reclassified equity value as a result settlement of forward purchase agreements				$ 11,500
Forward Purchase Agreements [Member]
Forward Purchase Agreements [Line Items]
Sale of recycled shares				374,005	3,995
Remaining recycled shares				773,400	1,147,405
Proceeds from sale of recycled shares				$ 1,900
Proceeds from gain of recycled shares				1,300
Change in fair value of forward option-prepaid forward contracts				$ 1,700
Stock issued during period, Shares				1,096,972
Maximum [Member] | Forward Purchase Agreements [Member]
Forward Purchase Agreements [Line Items]
Volume weighted average price	$ 3		$ 3
Number of consecutive trading days for determining share price			20 days
Number of trading days for determining share price			30 days
Minimum [Member] | Forward Purchase Agreements [Member]
Forward Purchase Agreements [Line Items]
Volume weighted average price			$ 2.5
Number of consecutive trading days for determining share price	20 days
Common Class A [Member] | Vellar Prepaid Forward Agreement [Member]
Forward Purchase Agreements [Line Items]
Stock issued during period, shares, acquisitions		1,151,400	1,173,400
Stock repurchased during period, shares		200,000	200,000
Share price		$ 10.37	$ 10.37
Payment out of the trust account			$ 14,400
Stock repurchased during period, value			2,100
Reimbursement of legal expense			$ 200
Common Class A [Member] | Maximum [Member]
Forward Purchase Agreements [Line Items]
Share price			$ 10
Common Class A [Member] | Minimum [Member]
Forward Purchase Agreements [Line Items]
Share price			$ 5